Summary of significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Nature Of Business And Organization
Balance sheet items, except for equity accounts	RMB1=$0.1456 HK$1=$0.1274	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1460 HK$1=$0.1280	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290